Filed with the Securities and Exchange Commission on December 8, 2016
1933 Act Registration File No. 333-86348
1940 Act File No. 811-21079

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 95	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 99	☒

(Check appropriate box or boxes.)
TRUST FOR ADVISOR SOLUTIONS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (414) 765-4850

Gregory C. Bakken, President
Trust for Advisor Solutions
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
 (Name and Address of Agent for Service)

WITH A COPY TO:

Joshua B. Deringer, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 7, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ x ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 94 (the “Amendment”) to its Registration Statement (filed on October 7, 2016) until January 7, 2017.  Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on December 8, 2016.

Trust for Advisor Solutions By: /s/ Gregory C. Bakken* Gregory C. Bakken, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on December 8, 2016.

Signature	Title
/s/ H. Alexander Holmes* H. Alexander Holmes	Independent Trustee
/s/ Thomas Mann* Thomas Mann	Independent Trustee
/s/ Steve E. Moss* Steve E. Moss	Independent Trustee
/s/ Gregory S. Sellers* Gregory S. Sellers	Independent Trustee
/s/ Gregory C. Bakken * Gregory C. Bakken	President
/s/ Michael J. Belland * Michael J. Belland	Treasurer
*By:/s/ Stacie L. Lamb Stacie L. Lamb, Attorney-in-Fact pursuant to Power of Attorney